Restricted cash and restricted time deposits (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Cash restricted to meet guarantee requirement for office rental CNY	Dec. 31, 2013 Cash restricted to meet guarantee requirement for office rental CNY	Dec. 31, 2014 Cash restricted as collateral CNY	Dec. 31, 2013 Cash restricted as collateral CNY
Restricted cash and restricted time deposits
Restricted Time Deposit non current	$ 1,231,454	7,640,679	7,597,873	7,640,679	7,597,873
Restricted cash	$ 126,542,404	785,145,000	226,100,000			785,145,000	226,100,000
Term of time deposit	1 year	1 year